Annual Fund Operating Expenses - Class P Shares - Goldman Sachs Defensive Equity Fund - Class P	Sep. 30, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.53%
Other Expenses (as a percentage of Assets):	1.15%	[1]
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(1.12%)	[2]
Net Expenses (as a percentage of Assets)	0.56%

[1]	The “Other Expenses” for Class P Shares have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. This arrangement will remain in effect through at least September 30, 2021, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.